Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information
The Compensation Committee does not take into account MNPI when determining the timing or terms of equity awards, nor do we time disclosure of MNPI for the purpose of affecting the value of executive compensation. During 2025, the Company did not
grant stock options (or similar awards) to any executive officer during any period beginning four business days before and ending one business day after the filing of any periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any current report on Form
8-K
that disclosed MNPI. More broadly, the Company has not awarded stock options (or similar awards) since 2022.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false